Schedule H, Line 4i - Schedule of Assets (Held At End Of Year) (Details) - EBP 001	6 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	99-5127620
Plan number	001
Total Investments	$ 745,347,134
Participant loan, current value	$ 8,764,346
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Interest Bearing Cash (including Money Market Funds)
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 500,558
Corporate debt instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	94,927
Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	331,938,189
Employer Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,489,540
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	238,055,788
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	94,471,307
Investment, Identifier [Axis]: Brockeragelink | Combination of common stock, mutual funds, and ETF's
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 77,796,825
Investment, Identifier [Axis]: Common Stock | ADYEN BV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	69
Total Investments	$ 111,497
Investment, Identifier [Axis]: Common Stock | AIR PRODUCTS & CHEMICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,887
Total Investments	$ 960,167
Investment, Identifier [Axis]: Common Stock | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,019
Total Investments	$ 944,947
Investment, Identifier [Axis]: Common Stock | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	11,182
Total Investments	$ 3,508,912
Investment, Identifier [Axis]: Common Stock | ALTRIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	10,549
Total Investments	$ 608,255
Investment, Identifier [Axis]: Common Stock | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	17,374
Total Investments	$ 4,010,267
Investment, Identifier [Axis]: Common Stock | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	26,253
Total Investments	$ 7,137,141
Investment, Identifier [Axis]: Common Stock | ASML HLDG NV (NY REG SHS) NEW YORK REGISTERED SHAR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	486
Total Investments	$ 519,952
Investment, Identifier [Axis]: Common Stock | BERKSHIRE HATHAWAY INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,069
Total Investments	$ 1,039,983
Investment, Identifier [Axis]: Common Stock | BLACKROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,144
Total Investments	$ 1,224,469
Investment, Identifier [Axis]: Common Stock | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	8,979
Total Investments	$ 3,107,632
Investment, Identifier [Axis]: Common Stock | CARVANA CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,950
Total Investments	$ 2,511,019
Investment, Identifier [Axis]: Common Stock | CHEVRON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	6,116
Total Investments	$ 932,140
Investment, Identifier [Axis]: Common Stock | CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	7,443
Total Investments	$ 275,391
Investment, Identifier [Axis]: Common Stock | CHUBB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,540
Total Investments	$ 1,104,905
Investment, Identifier [Axis]: Common Stock | CINCINNATI FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,063
Total Investments	$ 663,569
Investment, Identifier [Axis]: Common Stock | CINTAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	726
Total Investments	$ 136,539
Investment, Identifier [Axis]: Common Stock | CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	11,901
Total Investments	$ 916,734
Investment, Identifier [Axis]: Common Stock | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,240
Total Investments	$ 177,005
Investment, Identifier [Axis]: Common Stock | CONSTELLATION ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	926
Total Investments	$ 327,128
Investment, Identifier [Axis]: Common Stock | CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	17,999
Total Investments	$ 1,575,992
Investment, Identifier [Axis]: Common Stock | CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	527
Total Investments	$ 247,037
Investment, Identifier [Axis]: Common Stock | CROWN CASTLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,705
Total Investments	$ 418,133
Investment, Identifier [Axis]: Common Stock | CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,995
Total Investments	$ 1,018,348
Investment, Identifier [Axis]: Common Stock | DANAHER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,504
Total Investments	$ 344,296
Investment, Identifier [Axis]: Common Stock | DATADOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	712
Total Investments	$ 96,825
Investment, Identifier [Axis]: Common Stock | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	17,325
Total Investments	$ 1,015,072
Investment, Identifier [Axis]: Common Stock | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,296
Total Investments	$ 293,518
Investment, Identifier [Axis]: Common Stock | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,823
Total Investments	$ 1,959,142
Investment, Identifier [Axis]: Common Stock | FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	17,906
Total Investments	$ 718,568
Investment, Identifier [Axis]: Common Stock | FORTIVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	108,611
Total Investments	$ 5,996,413
Investment, Identifier [Axis]: Common Stock | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,655
Total Investments	$ 1,125,850
Investment, Identifier [Axis]: Common Stock | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	654
Total Investments	$ 427,435
Investment, Identifier [Axis]: Common Stock | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	292
Total Investments	$ 256,668
Investment, Identifier [Axis]: Common Stock | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,581
Total Investments	$ 895,415
Investment, Identifier [Axis]: Common Stock | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,096
Total Investments	$ 1,054,617
Investment, Identifier [Axis]: Common Stock | LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	430
Total Investments	$ 183,348
Investment, Identifier [Axis]: Common Stock | LOWES COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,799
Total Investments	$ 916,167
Investment, Identifier [Axis]: Common Stock | MARSH & MCLENNAN COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,010
Total Investments	$ 187,375
Investment, Identifier [Axis]: Common Stock | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,471
Total Investments	$ 1,410,644
Investment, Identifier [Axis]: Common Stock | MEDLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,306
Total Investments	$ 54,852
Investment, Identifier [Axis]: Common Stock | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,732
Total Investments	$ 3,123,546
Investment, Identifier [Axis]: Common Stock | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	17,331
Total Investments	$ 8,381,618
Investment, Identifier [Axis]: Common Stock | MONDELEZ INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,852
Total Investments	$ 99,693
Investment, Identifier [Axis]: Common Stock | MONOLITHIC POWER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	332
Total Investments	$ 300,912
Investment, Identifier [Axis]: Common Stock | MOODYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	386
Total Investments	$ 197,188
Investment, Identifier [Axis]: Common Stock | MORGAN STANLEY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,541
Total Investments	$ 273,574
Investment, Identifier [Axis]: Common Stock | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	13,300
Total Investments	$ 1,247,008
Investment, Identifier [Axis]: Common Stock | NINTENDO LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	55,377
Total Investments	$ 933,656
Investment, Identifier [Axis]: Common Stock | NORFOLK SOUTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,712
Total Investments	$ 1,360,449
Investment, Identifier [Axis]: Common Stock | NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,380
Total Investments	$ 786,890
Investment, Identifier [Axis]: Common Stock | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	47,251
Total Investments	$ 8,812,312
Investment, Identifier [Axis]: Common Stock | OLD DOMINION FREIGHT LINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	752
Total Investments	$ 117,914
Investment, Identifier [Axis]: Common Stock | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,422
Total Investments	$ 666,982
Investment, Identifier [Axis]: Common Stock | PALANTIR TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,111
Total Investments	$ 197,480
Investment, Identifier [Axis]: Common Stock | PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,261
Total Investments	$ 590,179
Investment, Identifier [Axis]: Common Stock | PHILIP MORRIS INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	7,513
Total Investments	$ 1,205,085
Investment, Identifier [Axis]: Common Stock | PROCTER & GAMBLE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	993
Total Investments	$ 142,307
Investment, Identifier [Axis]: Common Stock | PROGRESSIVE CORP OHIO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,308
Total Investments	$ 981,018
Investment, Identifier [Axis]: Common Stock | ROPER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	501
Total Investments	$ 223,010
Investment, Identifier [Axis]: Common Stock | ROSS STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,504
Total Investments	$ 270,931
Investment, Identifier [Axis]: Common Stock | SCHWAB CHARLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	13,296
Total Investments	$ 1,328,403
Investment, Identifier [Axis]: Common Stock | SEA LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,225
Total Investments	$ 283,843
Investment, Identifier [Axis]: Common Stock | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,917
Total Investments	$ 906,425
Investment, Identifier [Axis]: Common Stock | SHERWIN WILLIAMS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	632
Total Investments	$ 204,787
Investment, Identifier [Axis]: Common Stock | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,702
Total Investments	$ 595,911
Investment, Identifier [Axis]: Common Stock | STARBUCKS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	7,576
Total Investments	$ 637,975
Investment, Identifier [Axis]: Common Stock | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	764
Total Investments	$ 268,523
Investment, Identifier [Axis]: Common Stock | SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	674
Total Investments	$ 316,591
Investment, Identifier [Axis]: Common Stock | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,651
Total Investments	$ 538,259
Investment, Identifier [Axis]: Common Stock | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,227
Total Investments	$ 372,873
Investment, Identifier [Axis]: Common Stock | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,870
Total Investments	$ 1,335,484
Investment, Identifier [Axis]: Common Stock | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,083
Total Investments	$ 1,836,207
Investment, Identifier [Axis]: Common Stock | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	6,216
Total Investments	$ 1,078,414
Investment, Identifier [Axis]: Common Stock | THE BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	108
Total Investments	$ 578,376
Investment, Identifier [Axis]: Common Stock | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	635
Total Investments	$ 367,951
Investment, Identifier [Axis]: Common Stock | TJX COMPANIES INC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,963
Total Investments	$ 301,536
Investment, Identifier [Axis]: Common Stock | TRANSDIGM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	111
Total Investments	$ 147,613
Investment, Identifier [Axis]: Common Stock | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	3,595
Total Investments	$ 1,186,745
Investment, Identifier [Axis]: Common Stock | VERALTO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	342
Total Investments	$ 34,125
Investment, Identifier [Axis]: Common Stock | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	5,207
Total Investments	$ 1,826,147
Investment, Identifier [Axis]: Common/Collective Trust Funds | AMERICAN BEACON SMALL CAP VALUE CIT CLASS F1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	618,299
Total Investments	$ 13,968,666
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2030 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,403,492
Total Investments	$ 44,851,654
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2035 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,236,901
Total Investments	$ 45,891,541
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2040 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	2,078,337
Total Investments	$ 33,320,405
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2045 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,383,106
Total Investments	$ 29,232,958
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2050 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,128,363
Total Investments	$ 27,098,835
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2055 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	997,271
Total Investments	$ 21,025,817
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2060 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	761,361
Total Investments	$ 16,356,219
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index 2065 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	591,639
Total Investments	$ 6,187,285
Investment, Identifier [Axis]: Common/Collective Trust Funds | BlackRock LifePath® Index Retirement Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	305,953
Total Investments	$ 40,300,079
Investment, Identifier [Axis]: Common/Collective Trust Funds | Fidelity Managed Income Portfolio II Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	38,806,193
Total Investments	$ 38,806,193
Investment, Identifier [Axis]: Common/Collective Trust Funds | Geneva Small Cap Growth Collective Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,352,597
Total Investments	$ 13,716,823
Investment, Identifier [Axis]: Common/Collective Trust Funds | Harding Loevner International Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	56,759
Total Investments	$ 1,181,714
Investment, Identifier [Axis]: Corporate debt instruments | CARVANA CO PIK VAR 06/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount	36,582
Total Investments	38,343
Investment, Identifier [Axis]: Corporate debt instruments | CARVANA CO PIK VAR 06/01/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount	50,144
Total Investments	56,584
Investment, Identifier [Axis]: Employer Securities | Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 25,598
Investment, Identifier [Axis]: Employer Securities | Ralliant Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	48,398
Total Investments	$ 2,463,942
Investment, Identifier [Axis]: Interest Bearing Cash (including Money Market Funds) | Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 496,100
Investment, Identifier [Axis]: Interest Bearing Cash (including Money Market Funds) | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	4,458
Total Investments	$ 4,458
Investment, Identifier [Axis]: Registered Investment Companies | Dodge & Cox Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	817,847
Total Investments	$ 10,517,514
Investment, Identifier [Axis]: Registered Investment Companies | Dodge & Cox International Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,719,097
Total Investments	$ 28,296,343
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity® Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	530,493
Total Investments	$ 24,545,913
Investment, Identifier [Axis]: Registered Investment Companies | PIMCO Inflation Response Multi-Asset Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	336,681
Total Investments	$ 3,117,667
Investment, Identifier [Axis]: Registered Investment Companies | PIMCO Total Return Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,187,078
Total Investments	$ 10,517,514
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Total Bond Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	1,280,362
Total Investments	$ 12,509,142
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	83,368
Total Investments	$ 13,513,135
Investment, Identifier [Axis]: Registered Investment Companies |Fidelity® 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	459,698
Total Investments	$ 109,279,374
Investment, Identifier [Axis]: Registered Investment Companies |Fidelity® Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units held (in shares) | shares	255,877
Total Investments	$ 25,759,186